Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Credit Opportunities Fund

For the period ended March 31, 2022

Schedule of Investments (unaudited)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 93.77%

ASSET-BACKED SECURITIES 15.34%

Automobiles 3.84%
Carvana Auto Receivables Trust 2021-N1 R†	Zero Coupon		1/10/2028	$10,000	(a)	$3,739,044
Exeter Automobile Receivables Trust 2021-4A R†	Zero Coupon		12/15/2033	18,050	(a)	21,970,307
Flagship Credit Auto Trust 2020 4 R†	Zero Coupon		7/17/2028	17,826	(a)	5,831,100
Tricolor Auto Securitization Trust 2021-1A F†	5.08%		5/15/2028	5,250,000		5,028,874
Total						36,569,325

Credit Card 1.07%
Continental Finance Credit Card ABS Master Trust 2020-1A C†	5.75%		12/15/2028	6,500,000		6,318,799
Genesis Sales Finance Master Trust 2021-AA F†	5.59%		12/21/2026	4,000,000		3,845,551
Total						10,164,350

Other 10.43%
AMMC CLO Ltd. 2020 23A ER†	6.641% (3 Mo. LIBOR + 6.40%)	#	10/17/2031	7,500,000		7,261,879
AMMC CLO Ltd. 2021 24A E†	6.805% (3 Mo. LIBOR + 6.57%)	#	1/20/2035	6,900,000		6,716,683
Ares XLVI CLO Ltd. 2017-46A E†	5.541% (3 Mo. LIBOR + 5.30%)	#	1/15/2030	250,000		234,668
Ares XXXVII CLO Ltd. 2015-4A DR†	6.391% (3 Mo. LIBOR + 6.15%)	#	10/15/2030	500,000		456,164
Avant Loans Funding Trust 2021-REV1 E†	6.41%		7/15/2030	3,931,000		3,718,972
Bain Capital Credit CLO 2018-1A E†	5.609% (3 Mo. LIBOR + 5.35%)	#	4/23/2031	1,000,000		918,900
Burnham Park Clo Ltd. 2016-1A ER†	5.654% (3 Mo. LIBOR + 5.40%)	#	10/20/2029	2,000,000		1,958,100	(b)
Carlyle US CLO Ltd. 2021-10A E†	6.622% (3 Mo. LIBOR + 6.50%)	#	10/20/2034	10,000,000		9,784,107
Cedar Funding IX CLO Ltd. 2018-9A E†	5.604% (3 Mo. LIBOR + 5.35%)	#	4/20/2031	275,000		259,865
Dryden 45 Senior Loan Fund 2016-45A ER†	6.091% (3 Mo. LIBOR + 5.85%)	#	10/15/2030	7,763,000		7,482,821
Dryden 65 CLO Ltd. 2018-65A E†	5.991% (3 Mo. LIBOR + 5.75%)	#	7/18/2030	3,000,000		2,848,439
Encina Equipment Finance LLC 2021-1A E†	4.36%		3/15/2029	3,733,000		3,648,275

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount			Fair Value
Other (continued)
Fairstone Financial Issuance Trust I 2020-1A D†(c)	6.873%		10/20/2039	CAD	6,570,000		$5,351,887
Galaxy XVIII CLO Ltd. 2018-28A E†	6.241% (3 Mo. LIBOR + 6.00%)	#	7/15/2031		$3,550,000		3,396,653
Galaxy XXVI CLO Ltd. 208-26A E†	6.33% (3 Mo. LIBOR + 5.85%)	#	11/22/2031		4,400,000		4,196,476
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		3,335,000		3,419,938
Newtek Small Business Loan Trust 2017-1 B†	3.457% (1 Mo. LIBOR + 3.00%)	#	2/25/2043		41,092		41,199
OCP CLO Ltd. 2014-6A DR†	6.759% (3 Mo. LIBOR + 6.52%)	#	10/17/2030		6,087,000		5,835,151
Octagon Investment Partners 37 Ltd. 2018-2 A D†	5.658% (3 Mo. LIBOR + 5.40%)	#	7/25/2030		2,420,000		2,251,417
Pagaya AI Debt Selection Trust 2020-1 CERT†	Zero Coupon		7/15/2027		2,000,000	(a)	1,143,876	(b)
Pagaya AI Debt Selection Trust 2021-1 CERT†	Zero Coupon	#(d)	11/15/2027		2,153,846	(a)	2,343,861	(b)
Palmer Square CLO Ltd. 2014-1A DR2†	5.941% (3 Mo. LIBOR + 5.70%)	#	1/17/2031		4,900,000		4,788,779
Perimeter Master Note Business	8.13%		5/15/2027		15,000,000		14,849,925
Regatta XIV Funding Ltd. 2018-3A E†	6.208% (3 Mo. LIBOR + 5.95%)	#	10/25/2031		3,400,000		3,258,297
Signal Peak CLO Ltd. 2018-5A E†	5.908% (3 Mo. LIBOR + 5.65%)	#	4/25/2031		3,450,000		3,278,042
Total							99,444,374
Total Asset-Backed Securities (cost $154,873,403)							146,178,049
					Shares

COMMON STOCKS 0.14%

Specialty Retail 0.13%
Chinos Intermediate					101,063		1,216,950
Chinos Intermediate					9,971		42,377
Total							1,259,327

Transportation Infrastructure 0.01%
ACBL Holdings Corp.					4,355		105,245
Total Common Stocks (cost $1,314,356)							1,364,572

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 6.89%

Airlines 1.15%
JetBlue Airways Corp.†	0.50%	4/1/2026	$11,694,000	$10,939,017

Chemicals 0.35%
Danimer Scientific, Inc.†	3.25%	12/15/2026	4,000,000	3,290,000

Commercial Services 1.16%
Chegg, Inc.	Zero Coupon	9/1/2026	13,500,000	11,097,000

Diversified Financial Services 0.47%
Upstart Holdings, Inc.†	0.25%	8/15/2026	5,250,000	4,478,775

Energy-Alternate Sources 0.48%
Enphase Energy, Inc.	Zero Coupon	3/1/2026	4,500,000	4,592,250

Internet 1.24%
Airbnb, Inc.	Zero Coupon	3/15/2026	7,500,000	7,287,696
Uber Technologies, Inc.	Zero Coupon	12/15/2025	5,083,000	4,574,700
Total				11,862,396

Transportation 0.76%
Scorpio Tankers, Inc. (Monaco)†(e)	3.00%	5/15/2025	6,766,000	7,280,284

Trucking & Leasing 1.28%
Greenbrier Cos., Inc. (The)†	2.875%	4/15/2028	10,500,000	12,150,411
Total Convertible Bonds (cost $67,726,323)				65,690,133

CORPORATE BONDS 50.58%

Advertising 1.63%
National CineMedia LLC†	5.875%	4/15/2028	17,765,000	15,551,303

Airlines 0.95%
American Airlines Group, Inc.†	3.75%	3/1/2025	9,950,000	9,088,977

Auto Parts & Equipment 0.72%
Real Hero Merger Sub 2, Inc.†	6.25%	2/1/2029	7,500,000	6,848,325

Building Materials 0.74%
Eco Material Technologies, Inc.†	7.875%	1/31/2027	7,032,000	7,003,942

Chemicals 2.07%
Kobe US Midco 2, Inc. PIK 10.0%†	9.25%	11/1/2026	10,760,000	10,493,744
Tianqi Finco Co. Ltd.	3.75%	11/28/2022	9,750,000	9,225,937
Total				19,719,681

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Coal 0.52%
Peabody Energy Corp.†	6.375%		3/31/2025			$5,004,000	$4,959,840

Commercial Services 2.07%
Ahern Rentals, Inc.†	7.375%		5/15/2023			7,647,000	7,130,828
BCP V Modular Services Finance plc(c)	6.75%		11/30/2029		EUR	6,000,000	6,073,311
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(e)	9.50%		7/10/2036			$7,000,000	6,494,600
Total							19,698,739

Diversified Financial Services 5.68%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027			8,725,000	9,357,301
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(e)	6.50%		9/15/2024			16,297,930	14,780,773
SCF Preferred Equity LLC†	7.50% (5 Yr. Treasury CMT + 6.73%)	#	–	(f)		15,000,000	14,269,397
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(e)	6.375%		2/1/2030			16,709,000	15,743,220
Total							54,150,691

Entertainment 2.38%
AMC Entertainment Holdings, Inc.†	10.00%		6/15/2026			22,078,687	19,203,061
Buena Vista Gaming Authority†	13.00%		4/1/2023			3,227,000	3,514,509
Total							22,717,570

Home Builders 0.53%
STL Holding Co. LLC†	7.50%		2/15/2026			4,964,000	5,026,050

Leisure Time 1.40%
Carnival Corp.†	7.625%		3/1/2026			13,250,000	13,352,025

Lodging 1.23%
Full House Resorts, Inc.†	8.25%		2/15/2028			11,439,000	11,709,761

Machinery-Diversified 2.68%
Granite US Holdings Corp.†	11.00%		10/1/2027			10,412,000	10,997,102
Redwood Star Merger Sub, Inc.†	8.75%		4/1/2030			15,147,000	14,522,035
Total							25,519,137

Oil & Gas 19.66%
Baytex Energy Corp. (Canada)†(e)	8.75%		4/1/2027			4,500,000	4,832,122
Berry Petroleum Co. LLC†	7.00%		2/15/2026			18,411,000	18,199,826
Callon Petroleum Co.	6.375%		7/1/2026			16,025,000	15,954,410
Centennial Resource Production LLC†	5.375%		1/15/2026			2,875,000	2,794,572

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Crescent Energy Finance LLC†	7.25%	5/1/2026	$18,431,000	$18,546,747
Gulfport Energy Operating Corp.†	8.00%	5/17/2026	10,890,000	11,219,205
Kosmos Energy Ltd.†	7.50%	3/1/2028	11,580,000	11,188,017
Kosmos Energy Ltd.†	7.75%	5/1/2027	5,300,000	5,225,482
Laredo Petroleum, Inc.†	7.75%	7/31/2029	15,635,000	15,750,699
Laredo Petroleum, Inc.	10.125%	1/15/2028	8,532,000	9,179,024
Nabors Industries, Inc.	5.75%	2/1/2025	25,185,000	24,547,819
Penn Virginia Holdings LLC†	9.25%	8/15/2026	15,714,000	16,594,770
Precision Drilling Corp. (Canada)†(e)	6.875%	1/15/2029	8,477,000	8,614,454
Precision Drilling Corp. (Canada)†(e)	7.125%	1/15/2026	6,586,000	6,725,360
SM Energy Co.	5.625%	6/1/2025	11,967,000	11,967,778
SM Energy Co.	6.50%	7/15/2028	5,792,000	5,984,179
Total				187,324,464

Oil & Gas Services 1.84%
Welltec International ApS (Denmark)†(e)	8.25%	10/15/2026	14,174,000	14,561,800
Welltec International ApS (Denmark)(e)	8.25%	10/15/2026	2,930,000	3,010,165
Total				17,571,965

Real Estate 0.92%
Country Garden Holdings Co. Ltd. (China)(e)	3.30%	1/12/2031	2,000,000	1,410,420
Country Garden Holdings Co. Ltd. (China)(e)	4.80%	8/6/2030	2,000,000	1,395,000
Logan Group Co. Ltd. (China)(e)	4.50%	1/13/2028	4,000,000	830,000
Shimao Group Holdings Ltd. (Hong Kong)(e)	3.45%	1/11/2031	1,000,000	255,000
Shimao Group Holdings Ltd. (Hong Kong)(e)	5.20%	1/16/2027	9,500,000	2,660,000
Sunac China Holdings Ltd. (China)(e)	5.95%	4/26/2024	6,500,000	1,667,250
Sunac China Holdings Ltd. (China)(e)	7.50%	2/1/2024	2,000,000	520,000
Total				8,737,670

Retail 4.43%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%	4/1/2027	16,000,000	14,538,560
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	12,900,000	9,959,832
Party City Holdings, Inc.†	6.625%	8/1/2026	12,075,000	9,720,375
Party City Holdings, Inc.†	8.75%	2/15/2026	8,402,000	8,023,910
Total				42,242,677

Trucking & Leasing 1.13%
Fly Leasing Ltd. (Ireland)†(e)	7.00%	10/15/2024	11,970,000	10,782,277
Total Corporate Bonds (cost $495,158,420)				482,005,094

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
FLOATING RATE LOANS(g) 13.37%

Advertising 0.68%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	6.801% (3 Mo. SOFR + 6.00%)		12/20/2029		$6,536,559	$6,495,706

Automobile Manufacturers 0.46%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	6.988% (3 Mo. LIBOR + 6.75%)		4/10/2026		4,430,476	4,427,707	(h)

Building & Construction 1.12%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (1 Mo. LIBOR + 6.50%)		5/14/2029		10,719,011	10,625,220

Investment Management Companies 1.35%
NEXUS Buyer LLC 2021 Second Lien Term Loan	6.75% (1 Mo. LIBOR + 6.25%)		10/29/2029		13,000,001	12,902,501

Media: Content 0.73%
ECL Entertainment, LLC Term Loan	8.25% (1 Mo. LIBOR + 7.50%)		3/31/2028		6,881,625	6,959,043

Metals/Mining (Excluding Steel) 1.30%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%)		6/14/2024		4,585,208	4,594,768
Peabody Energy Corporation 2018 Term Loan	3.197% (1 Mo. LIBOR + 2.75%)		3/31/2025		8,166,677	7,762,060
Total						12,356,828

Miscellaneous Manufacture 0.52%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(c)	–	(i)	1/19/2029	EUR	4,500,000	4,941,684

Oil Field Equipment & Services 1.72%
Ulterra Drilling Technologies, LP Term Loan B	5.707% (1 Mo. LIBOR + 5.25%)		11/26/2025		$16,812,741	16,350,390

Oil Refining & Marketing 0.42%
CITGO Holding Inc. 2019 Term Loan B	8.00% (1 Mo. LIBOR + 7.00%)		8/1/2023		4,027,708	3,986,585

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Pharmaceuticals 0.38%
Canopy Growth Corporation Term Loan (Canada)(e)	9.50% (3 Mo. LIBOR + 8.50%)		3/18/2026		$3,663,027	$3,632,496

Recreation & Travel 1.31%
Silk Bidco AS EUR Term Loan B(c)	4.00% (6 Mo. EURIBOR + 4.00%)		2/24/2025	EUR	11,550,000	11,549,169
United PF Holdings, LLC 2019 2nd Lien Term Loan	9.506% (3 Mo. LIBOR + 8.50%)		12/30/2027		$1,000,000	975,005
Total						12,524,174

Restaurants 1.03%
Miller’s Ale House, Inc. 2018 Term Loan	7.25% (Prime Rate + 3.75%)		5/30/2025		9,913,736	9,771,226

Support: Services 0.74%
KUEHG Corp. 2017 2nd Lien Term Loan	9.256% (3 Mo. LIBOR + 8.25%)		8/22/2025		7,090,000	7,084,115

Theaters & Entertainment 1.61%
Vue International Bidco p.l.c. 2019 EUR Term Loan B(c)	4.75% (6 Mo. EURIBOR + 4.75%)		7/3/2026	EUR	15,930,448	15,327,651
Total Floating Rate Loans (cost $128,381,960)						127,385,326

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.30%
Bancorp Commercial Mortgage Trust 2019-CRE6 G†	8.514% (1 Mo. SOFR + 8.46%)	#	9/15/2036		$1,000,000	985,920
BX Trust 2018-GW MZ MC†	5.884% (1 Mo. LIBOR + 5.49%)	#	5/15/2037		4,000,000	3,858,165
CF Trust 2019-BOSS B1A	13.00%		12/15/2024		1,100,000	1,077,286
Citigroup Commercial Mortgage Trust 2016- P3 D†	2.804%	#(j)	4/15/2049		5,000,000	3,887,813
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.332%	#(j)	2/10/2048		5,000,000	4,149,706
GS Mortgage Securities Corp. Trust 2021-RENT G†	6.149% (1 Mo. LIBOR + 5.70%)	#	11/21/2035		8,214,886	8,232,513
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	9.897% (1 Mo. LIBOR + 9.50%)	#	6/15/2026		11,000,000	10,988,904

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2013-GC12 E†	3.25%		6/10/2046	$10,790,000	$9,881,641
JPMorgan Chase Commercial Mortgage Securities Trust	Zero Coupon		9/15/2049	80,064,000	120	(k)
JPMorgan Chase Commercial Mortgage Securities Trust	9.397%		9/15/2029	850,000	847,139
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(j)	6/10/2027	614,619	43,598
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 F†	5.247% (1 Mo. LIBOR + 4.85%)	#	3/15/2036	6,025,000	6,007,257
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	7.097% (1 Mo. LIBOR + 6.70%)	#	8/15/2033	15,500,000	15,519,220
Laurel Road Prime Student Loan Trust 2019-A R†	Zero Coupon		10/25/2048	4,755,609	1,019,603
Natixis Commercial Mortgage Securities Trust 2019-1776 XBCP†	Zero Coupon	#(j)	10/15/2036	114,351,500	10,863
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	3,200,000	2,954,753
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	225,000	110,628
Total Non-Agency Commercial Mortgage-Backed Securities (cost $65,014,935)					69,575,129

	Dividend Rate			Shares

PREFERRED STOCKS 0.15%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			16,204	402,402
ACBL Holdings Corp. Series B	Zero Coupon			15,891	969,351
Total Preferred Stocks (cost $802,375)					1,371,753
Total Long-Term Investments (cost $913,271,772)					893,570,056

	Interest Rate		Maturity Date	Principal Amount

SHORT-TERM INVESTMENTS 6.25%

COMMERCIAL PAPER 4.46%

Building Materials 1.02%
Fortune Brands, Inc.	0.862%		4/1/2022	$9,750,000	9,750,000

Chemicals 1.57%
FMC Corp.	0.811%		4/1/2022	15,000,000	15,000,000

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electronics 1.19%
JABIL, Inc.	0.862%	4/1/2022	$1,288,000	$1,288,000
JABIL, Inc.	0.862%	4/1/2022	1,287,000	1,287,000
JABIL, Inc.	0.912%	4/1/2022	1,225,000	1,225,000
JABIL, Inc.	1.014%	4/5/2022	7,523,000	7,522,164
Total				11,322,164

Energy-Exploration & Production 0.53%
Canadian Natural Resources Ltd.	1.004%	4/7/2022	5,000,000	4,999,175

Software 0.15%
Leidos, Inc.	1.095%	4/7/2022	1,426,000	1,425,743
Total Commercial Paper (cost $42,497,082)				42,497,082

REPURCHASE AGREEMENTS 1.79%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $17,339,200 of U.S. Treasury Note at 2.375% due 5/15/2027; value: $17,423,480; proceeds: $17,081,839 (cost $17,081,839)			17,081,839	17,081,839
Total Short-Term Investments (cost $59,578,921)				59,578,921
Total Investments in Securities 100.02% (cost $972,850,693)				953,148,977
Other Assets and Liabilities – Net(l) (0.02)%				(202,930)
Net Assets 100.00%				$952,946,047

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $617,947,396, which represents 64.85% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

March 31, 2022

(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2022.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(l)	Other Assets and Liabilities – Net include net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Issuers - Buy Protection at March 31, 2022(1):

Referenced Issuers	Central Clearing Party	Fund Pays (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
ICC FRGERMANY(4)(5)	Bank of America	0.250%		12/20/2026	$35,000,000	$(159,326)	$(183,662)	$(24,336)
J&J(4)(5)	Bank of America	1.000%		12/20/2026	15,000,000	(511,228)	(527,425)	(16,197)
PKG AMERICA(4)(5)	Bank of America	1.000%		12/20/2026	8,000,000	(197,450)	(202,221)	(4,771)
						$(868,004)	$(913,308)	$(45,304)

Centrally Cleared Credit Default Swaps on Issuers - Sell Protection at March 31, 2022(1):

Referenced Issuers	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
AMERAIAI(4)(5)	Bank of America	5.000%		12/20/2024	$10,000,000	$(435,641)	$(982,875)	$(547,234)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Issuer amounted to $0. Total unrealized depreciation on Credit Default Swaps on Issuer amounted to $592,538.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Credit Default Swaps on Index/Issuer - Buy Protection at March 31, 2022(1):

Referenced Index/Issuer*	Swap Counterparty	Fund Pays (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Swedbank AB(5)	Barclays Capital, Inc.	1.000%		12/20/2026	16,000,000	$(406,973)	$(73,961)	$(480,934)

Credit Default Swaps on Index/Issuer - Sell Protection at March 31, 2022(1):

Referenced Index/Issuer*	Swap Counterparty	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.A.6	Citibank	2.000%		5/11/2063	2,357,579	$ (242,781)	$ 51,787	$ (190,994)
Markit CMBX.NA.BBB-.9	Citibank	3.000%		9/17/2058	5,375,000	(1,162,570)	613,826	(548,744)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%		9/17/2058	3,750,000	(288,951)	(93,893)	(382,844)
						$(1,694,302)	$571,720	$(1,122,582)
Total Credit Default Swaps on Index/Issuer -Buy/Sell Protection						$(2,101,275)	$497,759	$(1,603,516)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Index/Issuer amounted to $665,613. Total unrealized depreciation on Credit Default Swaps on Index/Issuer amounted to $167,854.
(4)	Includes upfront payments received.
(5)	Moody’s Credit Rating: Ba2.

Open Forward Foreign Currency Exchange Contracts at March 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Morgan Stanley	4/20/2022	3,446,000	$ 2,718,979	$ 2,756,241	$ 37,262
Canadian dollar	Buy	State Street Bank and Trust	4/20/2022	5,628,000	4,437,108	4,501,487	64,379
Euro	Buy	Bank of America	6/10/2022	503,000	555,542	557,807	2,265
Canadian dollar	Sell	State Street Bank and Trust	4/20/2022	15,978,000	12,784,445	12,779,808	4,637
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$108,543

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

March 31, 2022

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	6/10/2022	30,077,000	$32,984,844	$33,354,171	$(369,327)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$93,998,537	$5,445,837	$99,444,374
Remaining Industries	–	46,733,675	–	46,733,675
Common Stocks	–	1,364,572	–	1,364,572
Convertible Bonds	–	65,690,133	–	65,690,133
Corporate Bonds	–	482,005,094	–	482,005,094
Floating Rate Loans
Automobile Manufacturers	–	–	4,427,707	4,427,707
Remaining Industries	–	122,957,619	–	122,957,619
Non-Agency Commercial Mortgage-Backed Securities	–	69,575,009	120	69,575,129
Preferred Stocks	–	1,371,753	–	1,371,753
Short-Term Investments
Commercial Paper	–	42,497,082	–	42,497,082
Repurchase Agreements	–	17,081,839	–	17,081,839
Total	$–	$943,275,313	$9,873,664	$953,148,977
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(592,538)	–	(592,538)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,603,516)	–	(1,603,516)
Forward Foreign Currency Exchange Contracts
Assets	–	108,543	–	108,543
Liabilities	–	(369,327)	–	(369,327)
Total	$–	$(2,456,838)	$–	$(2,456,838)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

March 31, 2022

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage Backed Securities
Balance as of January 1, 2022	$16,325,250	$–	$1,943,093
Accrued Discounts (Premiums)	(531)	16,961	–
Realized Gain (Loss)	–	–	–
Change in Unrealized Appreciation (Depreciation)	(2,841,389)	(47,420)	(8)
Purchases	–	–	–
Sales	–	–	–
Transfers into Level 3	1,955,296	4,458,166	–
Transfers out of Level 3	(9,992,789)	–	(1,942,965)
Balance as of March 31, 2022	$5,445,837	$4,427,707	$120
Change in unrealized appreciation/depreciation for the period ended March 31, 2022, related to Level 3 investments held at March 31, 2022	$(2,841,389)	$(47,420)	$(8)

See Notes to Schedule of Investments.	13

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

14

Notes to Schedule of Investments (unaudited)(continued)

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an

15

Notes to Schedule of Investments (unaudited)(concluded)

approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2022 the fund did not loan any securities.

16

QPHR-CREDIT-1Q

(05/22)